Stockholders' Equity (10 Q) (Details Narrative)										2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 16, 2015 USD ($) shares	Apr. 20, 2015 USD ($) Units $ / shares shares	Mar. 26, 2015 shares	Feb. 20, 2015 USD ($) $ / shares shares	Jan. 26, 2015 USD ($) shares	Jan. 23, 2015 USD ($) Integer shares	Jan. 19, 2015 USD ($) Units $ / shares shares	Nov. 07, 2014 USD ($)	Aug. 26, 2014 shares	Apr. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares
Issuance of warrants to purchase of common stock | shares									100,000
Derivative liability											$ 3,186,372			$ 3,186,372
Issuance of common stock for asset purchase														48,626
Number of common stock return														(2,500)		$ (2,491)
Bitcoin index price | $ / shares												$ 243.39				$ 319.70
Impairment charges														$ 154,433
Equity price per share | $ / shares											$ 0.18			$ 0.18
Inducement expense														$ 58,380
Number of common stock shares for services | shares											477,000
Stock based compensation expense								$ 6,349,113			$ 87,270			6,383,772
Fair value of common stock														$ 189,855
Percentage of fees per month														0.25%
Percentage of investment payable in cash | $ / shares														$ 0.03
Percentage of registerable securities | $ / shares														1.00		$ 1.00
Advisory Board [Member]
Number of common stock shares for services | shares		418,716
Nine Advisory Board [Member]
Number of common stock shares for services | shares		46,524
Fair value of common stock		$ 102,585
Charles Allen [Member]
Equity price per share | $ / shares												$ 0.50
Accrued salaries												$ 25,000
Number of common stock value converted for accrued and unpaid salary										$ 25,000
Number of common stock shares converted for accrued and unpaid salaries | shares										50,000
Michal Handerhan [Member]
Equity price per share | $ / shares										$ 0.50
Accrued salaries										$ 25,000
Number of common stock value converted for accrued and unpaid salary										$ 25,000
Number of common stock shares converted for accrued and unpaid salaries | shares										50,000
Redemption Agreement [Member] | Charles Kiser [Member]
Number of common stock shares return | shares					250,000
Number of common stock return					$ 2,500
Series C Preferred Stock Agreement [Member]
Conversion of Series C Convertible Preferred to common stock, Shares | shares												2,200,000
Conversion of accounts payable to common stock, Shares | shares												143,694
Conversion of accounts payable to common stock												$ 552,669
Equity price per share | $ / shares												$ 0.26
Fair value of common stock grants												$ 202,074
Spondoolies Tech Ltd [Member] | Purchase Agreement [Member]
Number of Spondoolies purchased | Integer						100
Number of digital currency mining servers purchased | Integer						35
Purchase price of assets						$ 223,500
Issuance of common stock for asset purchase, Shares | shares						250,000
Issuance of common stock for asset purchase						$ 25,000
Seller [Member]
Number of common stock unit sold | shares				55,693
Common stock purchase price per share | $ / shares				$ 0.26
Number of common stock sold				$ 14,480
Coin Outlet [Member]
Issuance of common stock for acquisition, share | shares			166,756
Percentage of additional equity ownership			2.00%
Issuance of common stock shares for stock compensation | shares			701,966
Percentage of equity ownership			4.20%
Percentage of equity ownership ability increase upto exercise of previously issued option and warrant			11.00%
Vendors [Member]
Number of common stock shares for services | shares	45,500
Fair value of common stock	$ 9,146
Vendors [Member] | Conversion Agreement [Member]
Equity price per share | $ / shares											$ 0.31			$ 0.31
Number of common stock shares for services | shares														171,387
Fair value of common stock														$ 53,230
January Private Placement [Member]
Number of common stock unit sold | shares		7,708,342					4,330,000
Common stock purchase price per share | $ / shares		$ 0.30					$ 0.10
Number of common stock sold		$ 2,312,500					$ 433,000
Issuance of warrants to purchase of common stock | shares							2.5
Common stock exercise price per share | $ / shares							$ 0.10
Stock conversation price per share | $ / shares							0.10
Warrant price per share exceeds | $ / shares							$ 0.20
Consecutive trading days | Units							15
Average daily dollar trading volume exceeds per trading day							$ 50,000
Net value to shareholders' equity							$ 0
Fair value of Units														952,600
Derivative liability warrants											$ 649,500			649,500
Derivative liability											$ 303,100			303,100
Loss on issuance of units												$ 519,600
April Private Placement [Member]
Number of common stock unit sold | shares		7,708,342
Common stock purchase price per share | $ / shares		$ 0.30
Number of common stock sold		$ 2,312,500
Issuance of warrants to purchase of common stock | shares		1.4
Common stock exercise price per share | $ / shares		$ 0.375
Warrant price per share exceeds | $ / shares		$ 0.938
Consecutive trading days | Units		15
Average daily dollar trading volume exceeds per trading day		$ 200,000
Fair value of Units		2,843,811												$ 531,311
Derivative liability warrants		1,878,957
Derivative liability		$ 964,854
April Private Placement [Member] | Charles Allen And Michal Handerhan [Member]
Issuance of warrants to purchase of common stock | shares		66,667
Stock conversation price per share | $ / shares		$ 0.30
Issuance of warrants to purchase of common stock, value		$ 20,000